Label	Element	Value
Invesco BulletShares 2030 High Yield Corporate Bond ETF | Invesco BulletShares 2030 High Yield Corporate Bond ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Invesco BulletShares 2030 High Yield Corporate Bond ETF
Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock
INVESCO EXCHANGE-TRADED SELF-INDEXED FUND TRUST
SUPPLEMENT DATED SEPTEMBER 9, 2025 TO THE PROSPECTUSES
DATED december 20, 2024, OF:
Invesco BulletShares 2030 High Yield Corporate Bond ETF (BSJU)
Invesco BulletShares 2032 Corporate Bond ETF (BSCW)
(each, a “Fund”)
Each Fund’s classification has changed from “non-diversified” to “diversified,” and therefore each Fund is now required to meet certain diversification requirements under the Investment Company Act of 1940. Effective immediately, all references in each Fund’s Summary Prospectus and Statutory Prospectus with regard to the Fund being “non-diversified” are hereby deleted in their entirety.